Derivative instruments and hedging activities (Tables)	9 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the condensed consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		September 30,	December 31,	September 30,	December 31,
	Balance sheet location	2017	2016	2017	2016
		U.S. $ in thousands
Assets derivatives-Foreign exchange contracts, not designated as hedging instruments	Other current assets	$177	$1,440	$19,029	$39,982
Assets derivatives-Foreign exchange contracts, designated as cash flow hedge	Other current assets	75	37	11,889	8,348
Liability derivatives-Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(948)	(48)	57,572	13,273
Liability derivatives-Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	-	(61)	-	7,534
		$(696)	$1,368	$88,490	$69,137